UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2018

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.2%
Adient PLC	32,016	$1,913,276

Internet & Direct Marketing Retail - 1.6%
Liberty Expedia Holdings Inc., Class A Shares	47,272	1,856,844	*
Liberty Interactive Corp. QVC Group, Class A Shares	488,010	12,283,212	*
Liberty TripAdvisor Holdings Inc., Class A Shares	48,800	524,600	*

Total Internet & Direct Marketing Retail		14,664,656

Media - 17.0%
AMC Networks Inc., Class A Shares	182,346	9,427,288	*
CBS Corp., Class B Shares, Non Voting Shares	66,175	3,400,733
Comcast Corp., Class A Shares	1,874,250	64,043,123
Discovery Inc., Class A Shares	178,440	3,823,969	*
Discovery Inc., Class C Shares	245,320	4,788,646	*
GCI Liberty Inc., Class A Shares	70,908	3,748,197	*
Liberty Broadband Corp., Class A Shares	24,289	2,059,707	*
Liberty Broadband Corp., Class C Shares	63,152	5,411,495	*
Liberty Global PLC, Class A Shares	79,367	2,484,981	*
Liberty Global PLC, Class C Shares	240,487	7,318,019	*
Liberty Latin America Ltd., Class A Shares	13,870	269,772	*
Liberty Latin America Ltd., Class C Shares	42,029	802,334	*
Liberty Media Corp-Liberty Braves, Class A Shares	9,715	220,822	*
Liberty Media Corp-Liberty Braves, Class C Shares	19,431	443,415	*
Liberty Media Corp-Liberty Formula One, Class A Shares	24,289	711,425	*
Liberty Media Corp-Liberty Formula One, Class C Shares	48,578	1,498,631	*
Liberty Media Corp-Liberty SiriusXM, Class A Shares	97,156	3,993,112	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	194,312	7,937,645	*
Lions Gate Entertainment Corp., Class B Shares	96,438	2,322,227
Madison Square Garden Co., Class A Shares	93,118	22,888,404	*
MSG Networks Inc., Class A Shares	204,356	4,618,446	*
Viacom Inc., Class B Shares	71,175	2,210,696
World Wrestling Entertainment Inc., Class A Shares	40,200	1,447,602

Total Media		155,870,689

TOTAL CONSUMER DISCRETIONARY		172,448,621

ENERGY - 11.5%
Energy Equipment & Services - 4.0%
Core Laboratories NV	154,750	16,747,045
Frank’s International NV	13,100	71,133
National-Oilwell Varco Inc.	200,848	7,393,215
Weatherford International PLC	5,473,300	12,533,857	*

Total Energy Equipment & Services		36,745,250

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	1,059,855	64,025,840
Newfield Exploration Co.	200,000	4,884,000	*

Total Oil, Gas & Consumable Fuels		68,909,840

TOTAL ENERGY		105,655,090

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 1.3%
Banks - 0.1%
Sterling Bancorp	43,312	$976,686

Capital Markets - 0.7%
Cohen & Steers Inc.	160,400	6,521,864

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp Inc.	370,205	4,823,771

TOTAL FINANCIALS		12,322,321

HEALTH CARE - 36.6%
Biotechnology - 21.2%
Aduro Biotech Inc.	8,540	79,422	*
Agios Pharmaceuticals Inc.	68,300	5,585,574	*
Alkermes PLC	168,920	9,790,603	*
Amgen Inc.	337,055	57,461,136
Biogen Inc.	239,106	65,472,005	*
ImmunoGen Inc.	119,100	1,252,932	*
Ionis Pharmaceuticals Inc.	232,950	10,268,436	*
Spark Therapeutics Inc.	18,930	1,260,549	*
Ultragenyx Pharmaceutical Inc.	28,130	1,434,349	*
Vertex Pharmaceuticals Inc.	254,800	41,527,304	*

Total Biotechnology		194,132,310

Health Care Equipment & Supplies - 1.8%
Medtronic PLC	197,166	15,816,657
Wright Medical Group NV	53,325	1,057,968	*

Total Health Care Equipment & Supplies		16,874,625

Health Care Providers & Services - 8.1%
UnitedHealth Group Inc.	347,790	74,427,060

Pharmaceuticals - 5.5%
Allergan PLC	281,568	47,385,079
Mallinckrodt PLC	30,780	445,694	*
Valeant Pharmaceuticals International Inc.	145,211	2,311,759	*

Total Pharmaceuticals		50,142,532

TOTAL HEALTH CARE		335,576,527

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.8%
L3 Technologies Inc.	121,990	25,373,920

Building Products - 1.4%
Johnson Controls International PLC	370,164	13,044,579

Construction & Engineering - 0.8%
Fluor Corp.	130,170	7,448,328

Machinery - 0.6%
Pentair PLC	80,441	5,480,445

Trading Companies & Distributors - 0.1%
NOW Inc.	50,212	513,167	*

TOTAL INDUSTRIALS		51,860,439

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 0.2%
ARRIS International PLC	93,068	$2,472,817	*

Electronic Equipment, Instruments & Components - 3.3%
Dolby Laboratories Inc., Class A Shares	40,000	2,542,400
Fitbit Inc., Class A Shares	15,390	78,489	*
TE Connectivity Ltd.	274,101	27,382,690

Total Electronic Equipment, Instruments & Components		30,003,579

Internet Software & Services - 2.9%
Facebook Inc., Class A Shares	33,800	5,400,902	*
LogMeIn Inc.	8,368	966,922
Twitter Inc.	700,000	20,307,000	*

Total Internet Software & Services		26,674,824

Semiconductors & Semiconductor Equipment - 6.8%
Broadcom Ltd.	170,140	40,093,491
Cree Inc.	139,880	5,638,563	*
Intel Corp.	326,779	17,018,650

Total Semiconductors & Semiconductor Equipment		62,750,704

Software - 3.8%
Autodesk Inc.	172,250	21,631,155	*
Citrix Systems Inc.	123,700	11,479,360	*
Nuance Communications Inc.	100,000	1,575,000	*

Total Software		34,685,515

Technology Hardware, Storage & Peripherals - 5.8%
Seagate Technology PLC	557,857	32,645,791
Western Digital Corp.	220,477	20,343,413

Total Technology Hardware, Storage & Peripherals		52,989,204

TOTAL INFORMATION TECHNOLOGY		209,576,643

MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Inc.	650,180	11,423,663
Nucor Corp.	51,490	3,145,524

TOTAL MATERIALS		14,569,187

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T Inc.	302,053	10,768,189

TOTAL COMMON STOCKS (Cost - $353,302,405)		912,777,017

	RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $521,025)	208,410	277,185	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $353,823,430)		913,054,202

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.455%	4,245,861	$4,245,861

TOTAL INVESTMENTS - 100.0% (Cost - $358,069,291)			917,300,063
Other Assets in Excess of Liabilities - 0.0%			361,284

TOTAL NET ASSETS - 100.0%			$917,661,347

*	Non-income producing security.

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$912,777,017	—	—	$912,777,017
Rights	277,185	—	—	277,185

Total Long-Term Investments	913,054,202	—	—	913,054,202

Short-Term Investments†	4,245,861	—	—	4,245,861

Total Investments	$917,300,063	—	—	$917,300,063

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2018